Schedule I - Condensed Financial Information of Parent Company (Statements of Income) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue	$ 1,056	$ 1,389	$ 1,057	$ 1,123	$ 1,049	$ 1,424	$ 1,171	$ 1,320		$ 4,625	$ 4,964	$ 5,407
Operating Expenses
Other operation and maintenance										898	889	855
Total Operating Expenses	953	1,188	933	1,010	956	1,238	1,023	1,194		4,084	4,411	4,881
Operating Loss	103	201	124	113	93	186	148	126		541	553	526
Other Income (Expenses)
Interest expense										(256)	(242)	(281)
Loss on extinguishment of debt												(189)
Income from equity investments										1	(3)	(1)
Impairment losses										(12)
Total Other Expenses	(57)	(57)	(52)	(54)	(60)	(57)	(50)	(50)		(220)	(217)	(449)
Income (Loss) from Continuing Operations Before Income Tax Benefit	46	144	72	59	33	129	98	76		321	336	77
Income Tax Benefit Related to Continuing Operations	11	57	26	9	10	58	19	27	15	103	114	(14)
Net Income from Continuing Operations	35	87	46	50	23	71	79	49		218	222	91
Income (Loss) from Discontinued Operations, net of Income Taxes	8	25	16	18	(4)	9	15	15		67	35	(59)
Net income	43	112	62	68	19	80	94	64		285	257	32
Comprehensive Income										300	300	167
Earnings Per Share
Basic earnings per share of common stock from Continuing Operations	$ 0.15	$ 0.38	$ 0.20	$ 0.22						$ 0.95	$ 0.98	$ 0.41
Basic earnings (loss) per share of common stock from Discontinued Operations	$ 0.03	$ 0.11	$ 0.07	$ 0.08						$ 0.30	$ 0.16	$ (0.27)
Basic earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30						$ 1.25	$ 1.14	$ 0.14
Diluted earnings per share of common stock from Continuing Operations	$ 0.15	$ 0.38	$ 0.20	$ 0.22						$ 0.95	$ 0.98	$ 0.41
Diluted earnings (loss) per share of common stock from Discontinued Operations	$ 0.03	$ 0.11	$ 0.07	$ 0.08						$ 0.29	$ 0.16	$ (0.27)
Diluted earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30						$ 1.24	$ 1.14	$ 0.14
Parent Company [Member]
Operating Revenue
Operating Expenses
Other operation and maintenance										1	1	5
Total Operating Expenses										1	1	5
Operating Loss										(1)	(1)	(5)
Other Income (Expenses)
Interest expense										(33)	(29)	(72)
Loss on extinguishment of debt												(189)
Income from equity investments										237	243	239
Impairment losses											(5)
Total Other Expenses										204	209	(22)
Income (Loss) from Continuing Operations Before Income Tax Benefit										203	208	(27)
Income Tax Benefit Related to Continuing Operations										(15)	(14)	(118)
Net Income from Continuing Operations										218	222	91
Income (Loss) from Discontinued Operations, net of Income Taxes										67	35	(59)
Net income										285	257	32
Comprehensive Income										$ 300	$ 300	$ 167
Earnings Per Share
Basic earnings per share of common stock from Continuing Operations										$ 0.95	$ 0.98	$ 0.41
Basic earnings (loss) per share of common stock from Discontinued Operations										$ 0.30	$ 0.16	$ (0.27)
Basic earnings per share of common stock										$ 1.25	$ 1.14	$ 0.14
Diluted earnings per share of common stock from Continuing Operations										$ 0.95	$ 0.98	$ 0.41
Diluted earnings (loss) per share of common stock from Discontinued Operations										$ 0.29	$ 0.16	$ (0.27)
Diluted earnings per share of common stock										$ 1.24	$ 1.14	$ 0.14